Consolidated Statements of Income (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares
Statement [Line Items]
Basic earnings (loss) per share from continuing operations	R$ 0.89888	R$ 0.74447	R$ 0.75215
Diluted earnings (loss) per share from continuing operations	0.89743	0.74335	0.75215
Basic earnings (loss) per share	0.90524	0.89163	0.78574
Diluted earnings (loss) per share	0.90379	0.89051	0.78574
Class A Preferred Shares
Statement [Line Items]
Basic earnings (loss) per share from continuing operations	0	0.81978	0.87237
Diluted earnings (loss) per share from continuing operations	0	0.81978	0.87237
Basic earnings (loss) per share	0	0.98165	0.90931
Diluted earnings (loss) per share	0	0.98165	0.90931
Class B Preferred Shares
Statement [Line Items]
Basic earnings (loss) per share from continuing operations	0	0.81899	0.76906
Diluted earnings (loss) per share from continuing operations	0	0.81899	0.76906
Basic earnings (loss) per share	0	0.98086	0.80600
Diluted earnings (loss) per share	R$ 0	R$ 0.98087	R$ 0.80600